QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial disclosure

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2013
	(Thousands of dollars except per share amounts)
Total revenues	$2,517,955	$2,768,984	$3,135,381	$3,449,559
Net margin	$371,107	$412,758	$424,222	$441,579
Income from continuing operations	$110,503	$153,777	$157,824	$166,986
Income (loss) from discontinued operations, net of tax	$55,202	$(74,282)	$(10,126)	$17,077
Net income	$165,705	$79,495	$147,698	$184,063
Net income attributable to ONEOK	$112,521	$919	$62,356	$90,737
Earnings per share total
Basic	$0.55	$—	$0.30	$0.44
Diluted	$0.54	$—	$0.30	$0.43

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2012
	(Thousands of dollars except per share amounts)
Total revenues	$2,594,684	$2,125,232	$2,547,986	$2,916,219
Net margin	$421,686	$401,888	$420,262	$399,966
Income from continuing operations	$188,166	$153,708	$178,091	$157,783
Income (loss) from discontinued operations and gain on sale, net of tax	$45,296	$(4,503)	$(13,102)	$38,091
Net income	$233,462	$149,205	$164,988	$195,875
Net income attributable to ONEOK	$122,865	$60,993	$65,219	$111,542
Earnings per share total
Basic	$0.59	$0.29	$0.32	$0.55
Diluted	$0.58	$0.29	$0.31	$0.53